Craig A. Adoor
Partner

190 Carondelet Plaza, Suite 600
St. Louis, MO  63105
Direct: 314.345.6407
Fax: 314.480.1505
craig.adoor@huschblackwell.com

August 3, 2012

VIA EDGAR Securities and Exchange Commission 100 F. Street, NE Washington, DC 20549

Re:	Guaranty Federal Bancshares, Inc. (the “Company”)

Ladies and Gentlemen:

On behalf of the Company we hereby forward for filing, via EDGAR, the Registration Statement on Form S-1 relating to the sale by the United States Department of the Treasury (“Treasury”) of up to 12,000 shares of the Company’s Fixed Rate Cumulative Perpetual Preferred Stock, Series A, $0.01 par value per share (the “Shares”).  The Company issued the Shares to Treasury on January 30, 2009 pursuant to Treasury’s Troubled Asset Relief Program Capital Purchase Program in a private placement exempt from the registration requirements of the Securities Act of 1933, as amended.

Please direct any and all comments or questions with respect to this filing to me at (314) 345-6407.

Sincerely, /s/ Craig A. Adoor Craig A. Adoor

CAA